Financial Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
Schedule of Financial Expenses
	For the year	For the year
	ended	ended
	December 31	December 31
	2020	2019
	US Dollars (In thousands)

Other	1	-
Warrants revaluation	-	20
Interest expenses on loans	9	4
Exchange rate loss	12	13

Total financial expenses	22	37